Offerings - Offering: 1	Feb. 21, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,825.00
Offering Note	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering.